UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chicago Fundamental Investment Partners, LLC
Address: 71 South Wacker Drive
         Suite 3495
         Chicago, IL  60606

13F File Number:  028-13316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John R. Gordon
Title:     Chief Financial Officer
Phone:     (312) 416-4300

Signature, Place, and Date of Signing:

 /s/     John R. Gordon     Chicago, IL/USA     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $324,537 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305     1686  1034167 SH       SOLE                  1034167        0        0
CAPITALSOURCE INC              COM              14055X102    13151  1956923 SH       SOLE                  1956923        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     8091   435000 SH  PUT  SOLE                   435000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     1610  2000000 PRN      SOLE                  2000000        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 1.750%11/1  251591AX1    18741 17380000 PRN      SOLE                 17380000        0        0
DONNELLEY R R & SONS CO        COM              257867101     1572   133600 SH  CALL SOLE                   133600        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    21353 29000000 PRN      SOLE                 29000000        0        0
EQUINIX INC                    COM NEW          29444U502     8783    50000 SH  PUT  SOLE                    50000        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    44013 20000000 PRN      SOLE                 20000000        0        0
GENWORTH FINL INC              COM CL A         37247D106     4505   796000 SH       SOLE                   796000        0        0
GRAY TELEVISION INC            COM              389375106     2205  1500000 SH       SOLE                  1500000        0        0
JETBLUE AIRWAYS CORP           DBCV 5.500%10/1  477143AE1     8184  5900000 PRN      SOLE                  5900000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AG6     6754  5000000 PRN      SOLE                  5000000        0        0
KB HOME                        COM              48666K109    16037  1636400 SH  CALL SOLE                  1636400        0        0
LENNAR CORP                    CL A             526057104     3851   124600 SH  CALL SOLE                   124600        0        0
LENNAR CORP                    CL A             526057104     1215    39300 SH  PUT  SOLE                    39300        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0    55194 53275000 PRN      SOLE                 53275000        0        0
MGIC INVT CORP WIS             NOTE 5.000% 5/0  552848AD5     4049  6000000 PRN      SOLE                  6000000        0        0
MOODYS CORP                    COM              615369105     2372    64900 SH  CALL SOLE                    64900        0        0
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    25412 23000000 PRN      SOLE                 23000000        0        0
RADIAN GROUP INC               NOTE 3.000%11/1  750236AK7     6029 10040000 PRN      SOLE                 10040000        0        0
RYLAND GROUP INC               COM              783764103     8393   328100 SH  PUT  SOLE                   328100        0        0
RYLAND GROUP INC               NOTE 1.625% 5/1  783764AQ6    13700 12500000 PRN      SOLE                 12500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    47637   350000 SH  PUT  SOLE                   350000        0        0